Distributions, Common Stock (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock
Distributions
Schedule of taxability of distributions, on a per share basis, paid

	2011 (a)	2010 (b)

Ordinary income	$0.332	0.391
Non-taxable return of capital	0.238	0.179
Qualified Dividends (c)	0.016	0.008

(a)

The December distribution declared on December 19, 2011, with a record date of January 3, 2012 and a payment date of January 17, 2012, is reportable for tax purposes in 2012 and is not reflected in the 2011 allocation.

(b)

The December distribution declared on December 17, 2010, with a record date of December 31, 2010 and payment date of January 18, 2011, is reportable for tax purposes in 2011 and is not reflected in the 2010 allocation.

(c)	Represents additional characterization of amounts included in Ordinary income

Preferred Stock
Distributions
Schedule of taxability of distributions, on a per share basis, paid

2011 (a)

Ordinary income	$0.389
Qualified dividends (b)	0.019

(a)

The December distribution declared on December 15, 2011, with a record date of January 1, 2012 and a payment date of January 17, 2012, is reportable for tax purposes in 2012 and is not reflected in the 2011 allocation.

(b)	Represents additional characterization of amounts included in Ordinary income